PENN SERIES FUNDS, INC.

Supplement dated October 1, 2025

to the Prospectus dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund and High Yield Bond Fund (collectively, the “Funds”).

Effective October 1, 2025 (the “Effective Date”): (i) Mark Heppenstall no longer serves as a portfolio manager of the Funds; (ii) John Swarr has joined Jennifer Ripper as a portfolio manager of the Money Market Fund; (iii) James Faunce and Jennifer Ripper have joined Scott Ellis as portfolio managers of the Limited Maturity Bond Fund; (iv) James Faunce and John Swarr have joined Scott Ellis as portfolio managers of the Quality Bond Fund; and (v) James Faunce has joined Scott Ellis as a portfolio manager of the High Yield Bond Fund.

As a result of the foregoing, the following changes are made to the Prospectus, as of the Effective Date:

All references in the Prospectus to Mark Heppenstall are hereby deleted.

The information in the Prospectus under the heading entitled “Portfolio Managers” in the Money Market Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Jennifer Ripper, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since August 2024.

John Swarr, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

The information in the Prospectus under the heading “Portfolio Managers” in the Limited Maturity Bond Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Scott Ellis, CFA, Managing Director, Corporate Credit and Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

James Faunce, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

Jennifer Ripper, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

The information in the Prospectus under the heading “Portfolio Managers” in the Quality Bond Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Scott Ellis, CFA, Managing Director, Corporate Credit and Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

James Faunce, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

John Swarr, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

The information in the Prospectus under the heading “Portfolio Managers” in the High Yield Bond Fund’s “Fund Summary” section is hereby replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Scott Ellis, CFA, Managing Director, Corporate Credit and Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2021.

James Faunce, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since October 2025.

In addition, the following paragraphs replace the seventh paragraph under the heading “Management – Investment Adviser – Penn Mutual Asset Management, LLC.” in the Funds’ Prospectus:

Jennifer Ripper, Portfolio Manager of PMAM, has served as co-portfolio manager for the Money Market Fund since August 2024 and the Limited Maturity Bond Fund since October 2025. Ms. Ripper previously served as an investment specialist for PMAM from 2015 to 2024 and a structured analyst for Penn Mutual from September 2014 to December 2014. Prior to joining Penn Mutual in 2014, Ms. Ripper was a senior analyst for The Kroll Bond Rating Agency. From 2005 to 2013, Ms. Ripper worked at Penn Mutual as director and portfolio manager of structured and municipal securities.

James Faunce, CFA, Portfolio Manager of PMAM, has served as co-portfolio manager for the Limited Maturity Bond, Quality Bond and High Yield Bond Funds since October 2025. Mr. Faunce previously served as an investment specialist for PMAM from 2015 to 2025 and a senior municipal analyst for Penn Mutual from September 2014 to December 2014. Prior to joining Penn Mutual, Mr. Faunce was a portfolio manager, trader and credit analyst at Aberdeen Asset Management from 2000 to 2014.

John Swarr, CFA, Portfolio Manager of PMAM, has served as co-portfolio manager for the Money Market and Quality Bond Funds since October 2025. Mr. Swarr previously served as an investment specialist for PMAM from 2015 to 2025 and an ALM analyst for Penn Mutual from June 2014 to December 2014. Prior to his tenure with PMAM, Mr. Swarr was an actuarial analyst at Penn Mutual from 2012 to 2014.

The changes described above will not result in any change to the investment process for the Funds or to the other disclosures concerning the Funds, including fees, expenses, investment objectives, strategies and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9196 10/25

PENN SERIES FUNDS, INC.

Supplement dated October 1, 2025

to the Statement of Additional Information (“SAI”) dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund and High Yield Bond Fund (collectively, the “Funds”).

Effective as of October 1, 2025 (the “Effective Date”): (i) Mark Heppenstall no longer serves as a portfolio manager of the Funds; (ii) John Swarr has joined Jennifer Ripper as a portfolio manager of the Money Market Fund; (iii) James Faunce and Jennifer Ripper have joined Scott Ellis as portfolio managers of the Limited Maturity Bond Fund; (iv) James Faunce and John Swarr have joined Scott Ellis as portfolio managers of the Quality Bond Fund; and (v) James Faunce has joined Scott Ellis as a portfolio manager of the High Yield Bond Fund.

As a result of the foregoing, the following changes are made to the Prospectus, as of the Effective Date:

All references in the SAI to Mark Heppenstall are hereby deleted.

The sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – Penn Mutual Asset Management, LLC,” is hereby deleted and replaced with the following:

Messrs. Ellis and Mu did not beneficially own any shares of the Funds as of December 31, 2024. Ms. Ripper and Messrs. Faunce and Swarr did not beneficially own any shares of the Funds as of August 31, 2025.

Additionally, in the same section of the SAI, the “Other Accounts” chart is hereby replaced in its entirety with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Ellis	1	$74.0	1	$109.1	5	$28,994.8
Hong Mu	0	$0	0	$0	5	$28,994.8
Jennifer Ripper*	0	$0	0	$0	6	$31,850.6
James Faunce*	0	$0	0	$0	6	$31,850.6
John Swarr*	0	$0	0	$0	6	$31,850.6

*	The information for Ms. Ripper and Messrs. Faunce and Swarr is provided as of August 31, 2025.

The changes described above will not result in any changes to the investment process for the Funds or to the other disclosures concerning the Funds, including fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9197 10/25